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CAPITAL WORLD BOND FUND

[photograph of a leaf on a fence with blurred foliage in the background]

Semi-annual report for the six months ended March 31, 2002


Capital World Bond Fund(R)

Capital World Bond Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Capital World Bond Fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, higher yielding debt securities.

INVESTMENT RESULTS AT A GLANCE

6-month total return (10/1/01-3/31/02)                                  +0.2%

12-month total return (4/1/01-3/31/02)                                  +3.4

Lifetime total return (8/4/87-3/31/02)                                  +157.7

Lifetime average annual compound return (8/4/87-3/31/02)                +6.7


Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2002:

CLASS A SHARES                                         1 YEAR      5 YEARS      10 YEARS

Reflecting 3.75% maximum sales charge                  -0.53%      +1.57%       +4.87%


The fund's 30-day yield for Class A shares as of April 30, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 5.50%. The fund's distribution rate for Class A shares as of that date was 2.08%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 25. For the most current investment results, please refer to americanfunds.com. Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and periods of illiquidity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. For more complete information, please read the prospectus.



FELLOW SHAREHOLDERS:

During the past six months, global bond markets worried that interest rates would rise as the world's largest economies recovered from the recent recession. Bond returns were broadly weaker as a result, although individual countries and sectors produced significantly different returns.

Capital World Bond Fund held up relatively well under these conditions and posted a total return of 0.2% for the semi-annual period ended March 31, assuming reinvestment of distributions. The fund's return significantly outpaced the unmanaged Salomon Smith Barney World Government Bond Index, which fell 4.7% during the period. The unmanaged Lehman Brothers Global Aggregate Index, another useful reference for global bond returns because it also includes corporate debt, declined 3.2%. The U.S. bond market, as measured by the unmanaged Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index, produced a return of 0.1%. The average return of global income funds as measured by Lipper was -0.5%.

Shareholders who reinvested income dividends totaling 24 cents a share for the period received an income return of 1.65% (3.3% annualized). Those who elected to receive dividends in cash posted an income return of 1.64% and saw the value of their shares decline 1.4%.

A WORLD OF SHIFTING EXPECTATIONS

The fund's fiscal year began in October 2001, a period of global economic recession exacerbated by the September 11 terrorist attacks. Although investors flocked to high-quality bonds in the weeks that followed the attacks, the momentum waned by early November. As signs of a turnaround in the U.S. economy began to emerge, government bond prices began to weaken both domestically and abroad. By contrast, developing market debt began to rise in value as hopes for a U.S.-led recovery strengthened the outlook for these economies. Additionally, high-yield bonds broadly benefited from stronger economic prospects.

The first quarter of calendar 2002 introduced new uncertainties and increased volatility in global bond markets. In the United States, investors began to worry about the validity of certain corporate accounting practices. Companies that came under suspicion saw their bonds weaken considerably.

HOW THE FUND ADAPTED TO THESE CHANGES

In November 1999, the fund broadened its investment policy to include high-yield corporate bonds and debt from developing countries. This broader mandate has proven especially beneficial during the recent reporting period. Weaker prices predominated in many areas of the developed markets, but the mood in developing markets was decidedly upbeat. Bond issues of countries such as Russia, Poland and Bulgaria posted double-digit returns for the period. Although developing market debt constitutes a small percentage of portfolio holdings, these bonds helped to buoy results for the period.

To a larger degree, the fund's results were bolstered by corporate bond holdings, particularly in the high-yield sector. As economic prospects brightened, the fund significantly increased portfolio holdings in U.S. corporate bonds to 25.2% of net assets, up from 15.6% at the start of the period. The high-yield portion of these investments provided strong returns and helped to cushion declines in other areas. Among the standouts were investments in gaming, leisure, broadcasting and technology companies. Other corporate holdings fared less well, notably investments in the utility and telecommunications sectors.

While the fund increased its corporate bond holdings, holdings of government bonds were reduced. U.S. Treasuries declined to 4.8% of net assets from 7.9% at the start of the period, and non-U.S. government/agency debt fell to 44.3% from 47.3%. With a few exceptions, the continued strength of the dollar undercut returns on non U.S.-dollar holdings, as noted in the table at right. During the period, a sharp decline in the yen against the dollar hurt returns on Japanese investments. Over the past two years, however, the fund has steadily lowered its exposure to Japan, which helped to lessen the impact of the yen's recent weakness.

Some currency and country allocations proved more favorable. The fund's significant holdings in New Zealand and Australia, for example, benefited from stronger currencies in those countries, which boosted returns in U.S. dollars.

OPPORTUNITIES FROM CHANGE AND GROWING ECONOMIES

Over a longer horizon, we believe our involvement in high-yield corporate bonds and debt from developing countries can continue to benefit the fund in combination with holdings in higher quality bonds. Credit fundamentals should continue to improve as global economies steadily recover from the recent recession. Global markets are in continual flux, but these changes often lead to new investment possibilities.

We appreciate your support and we look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

May 15, 2002

Capital World Bond Fund
Portfolio summary
as of March 31, 2002

Portfolio by type of security
Non-U.S. Governments/Agencies                         44.3%
[pie chart]
U.S. Corporate Bonds                                  25.2%

Non-U.S. Corporate Bonds                              11.6%

Mortgage- and Asset-Backed Securities                 7.8%

U.S. Treasuries                                       4.8%

U.S. Government Agency Notes & Bonds                  2.4%

Cash & Equivalents                                    3.9%

[end chart]

Quality breakdown
Investment-grade bonds        74.3%
Non-investment-grade bonds    21.8
  Corporate bonds             16.9
  Developing country bonds     4.9
Cash & equivalents             3.9

Where the fund invested (by currency)              How global markets fared
as of March 31, 2002
Capital World Bond Fund                            Government bond market total returns/4/
                            Net assets             Six months ended March 31, 2002

Country                     Currency weighting
                            (after hedging)        In local currency      in U.S. dollars
United States/1/            46.5%                  -1.6%                  -1.6&
European Monetary Union/2/  29.3                   +0.4                   -3.9
Japan                        9.0                   +0.5                   -9.6
New Zealand                  3.5                   +0.8                   +9.1
Denmark                      2.5                   +0.2                   -4.0
Australia                    2.3                   -1.7                   +6.4
Poland                       2.3                   -                      -
Sweden                       1.8                   +0.4                   +3.04
Canada                       1.2                   +0.2                   -0.8
United Kingdom               0.8                   -0.1                   -3.3
Norway                       0.3                   +1.1                   +1.5
Other/3/                     0.5                   -                      -
                           100.0%

/1/ Includes U.S. dollar-denominated bonds of other countries. /2/ Euro-denominated bonds including corporate and European government debt, as well as bonds denominated in German marks (2.5%).
/3/ Other: Hungary (0.2%) and South Africa (0.3%).
/4/ Source: Salomon Smith Barney World Government Bond
    Index, based on bonds with remaining maturities of at least one year. This index does not provide returns for Poland.



Capital World Bond Fund, Inc.
Investment portfolio, March 31, 2002

                                                                                              Unaudited

                                                                             Shares or
                                                                             principal        Market
                                                                             amount           value
Bonds and notes                                                              (000)            (000)

Euros - 30.65%
German Government:
 5.00% 2002                                                                  Euro 6,500       US$ 5,705
 7.25% 2002                                                                  5,850            5,194
 8.00% 2002                                                                  3,800            3,353
 7.125% 2003                                                                 4,908            4,389
 7.50% 2004                                                                  4,695            4,367
 6.50% 2005                                                                  8,000            7,346
 6.875% 2005                                                                 4,974            4,602
 6.00% 2006                                                                  1,800            1,634
 6.00% 2007                                                                  600              547
 5.25% 2008                                                                  5,101            4,492
 5.25% 2010                                                                  4,300            3,745
 5.375% 2010                                                                 1,500            1,323
 6.25% 2030                                                                  5,350            5,061
Greece (Republic of):
 8.90% 2004                                                                  1,761            1,663
 8.80% 2007                                                                  9,728            9,848
 8.60% 2008                                                                  5,664            5,775
 7.50% 2013                                                                  1,886            1,884
Bayerische Vereinsbank:/1/
 5.00% 2008                                                                  2,000            1,717
 5.50% 2008                                                                  9,226            8,138
French Government:
 4.50% 2003                                                                  100              88
 OAT 5.25% 2008                                                              1,606            1,410
 OAT 0% 2019                                                                 11,750           3,871
 OAT 5.50% 2029                                                              1,000            856
Italian Government BTPS:
 6.00% 2007                                                                  3,744            3,403
 5.00% 2008                                                                  2,000            1,728
Netherlands Government:
 5.75% 2002                                                                  3,950            3,471
 3.75% 2009                                                                  1,595            1,267
 5.50% 2028                                                                  250              213
Spanish Government:
 6.00% 2008                                                                  3,486            3,164
 6.15% 2013                                                                  1,503            1,381
Rheinische Hypothekenbank Eurobond 4.25% 2008 /1/                            3,000            2,462
Mannesmann Finance BV 4.75% 2009                                             2,000            1,633
Koninklijke KPN NV 4.75% 2008                                                2,000            1,559
British Telecommunications PLC 7.125% 2011 /2/                               1,250            1,134
Bulgaria (Republic of) 7.50% 2013                                            1,138            952
PTC International Finance II SA 11.25% 2009                                  1,000            910
Sonera Corp. 5.625% 2005                                                     1,000            871
Telefonaktiebolaget LM Ericsson 6.375% 2006                                  1,000            860
Corporacion Andina de Fomento 4.75% 2004                                     1,000            854
AT&T Corp. 6.00% 2006 /3/                                                    1,000            832
Household Finance Corp. 5.125% 2009                                          1,000            801
Scandinavian Airlines System, Series 5, 6.00% 2008                           1,000            789
Antenna TV S.A. 9.75% 2008                                                   1,000            732
Standard Chartered Bank 8.16% Eurodollar notes                               780              708
 (undated) /2/
Finland (Republic of) 5.75% 2011                                             750              669
Allied Irish Banks, PLC 7.50% perpetual reserve                              570              518
 capital instruments (undated) /2/
HSBC Capital Funding LP 8.03% noncumulative                                  500              482
 preferred (undated) /2/
                                                                                              118,401

Japanese yen - 6.96%
Japanese Government:
 0.90% 2008                                                                  Yen 605,000      4,565
 1.80% 2010                                                                  200,000          1,582
International Bank for Reconstruction and Development:
 4.50% 2003                                                                  369,000          2,903
 4.75% 2004                                                                  280,000          2,376
KfW International Finance Inc. 1.00% 2004                                    520,000          4,016
Spain (Kingdom of) 3.10% 2006                                                455,000          3,838
SHL 1999-1 Corp. Ltd.:/1/
 Class A1, 0.50% 2024 /2/                                                    12,157           92
 Class A2, 0.80% 2024 /2/                                                    130,000          980
 Class A3, 2.09% 2024                                                        250,000          1,895
Fannie Mae 2.125% 2007                                                       350,000          2,861
Ontario (Province of) 1.875% 2010                                            225,000          1,794
                                                                                              26,902

New Zealand dollars - 5.68%
New Zealand Government:
 8.00% 2004                                                                  NZ$ 6,500        2,958
 8.00% 2006                                                                  3,000            1,387
 7.00% 2009                                                                  8,725            3,877
 4.50% 2016 /4/                                                              18,120           7,744
Canadian Government 6.625% 2007                                              7,500            3,225
Fannie Mae 7.25% 2002                                                        6,250            2,761
                                                                                              21,952

Danish kroner - 4.19%
Nykredit: /1/
 6.00% 2029                                                                  DKr 51,907       5,870
 7.00% 2029                                                                  11,166           1,329
Denmark (Kingdom of):
 8.00% 2003                                                                  10,000           1,219
 7.00% 2004                                                                  6,000            740
 5.00% 2005                                                                  21,000           2,459
 7.00% 2007                                                                  5,000            637
 6.00% 2009                                                                  2,800            341
Danske Kredit: /1/
 6.00% 2029                                                                  25,206           2,850
 7.00% 2029                                                                  6,099            725
                                                                                              16,170

German marks - 2.52%
Ford Motor Credit Co. 5.25% 2008                                             DM 21,275        8,762
Telstra Corp. Ltd. 5.125% 2008                                               2,250            962
                                                                                              9,724

Polish zloty - 2.29%
Polish Government:
 8.50% 2004                                                                  PLZ 900          215
 8.50% 2005                                                                  18,250           4,335
 8.50% 2006                                                                  10,500           2,486
 8.50% 2006                                                                  1,000            238
 6.00% 2010                                                                  7,600            1,587
                                                                                              8,861

Australian dollars - 2.10%
News America Holdings Inc. 8.625% 2014                                       A$ 9,000         4,663
Australian Government:
 10.00% 2002                                                                 550              302
 6.75% 2006                                                                  2,000            1,099
 10.00% 2006                                                                 1,000            608
 8.75% 2008                                                                  1,500            907
New South Wales Treasury Corp. 7.00% 2004                                    1,000            546
                                                                                              8,125

British pounds - 0.81%
United Kingdom 7.25% 2007                                                    Pound 1,250      1,945
Halifax Building Society 11.00% 2014                                         600              1,195
                                                                                              3,140

Norwegian kroner - 0.73%
Norwegian Government 6.75% 2007                                              NOK 24,700       2,813

Swedish kronor - 0.48%
Stadshypotek AB 5.50% 2008                                                   SKr 12,000       1,069
Swedish Government 6.00% 2005                                                5,000            491
AB Spintab 6.00% 2009                                                        3,000            290
                                                                                              1,850

Canadian dollars - 0.44%
Canadian Government 7.25% 2003                                               C$ 2,500         1,632
Lindsey Morden Group Inc., Series B, 7.00%                                   165              67
 2008 /3/ /5/
                                                                                              1,699

South African rands - 0.33%
South Africa (Republic of) 13.00% 2010                                       ZAR 14,500       1,267

Hungarian forint - 0.19%
Hungarian Government 8.50% 2006                                              HUF 200,000      746

U.S. dollar - 38.74%
U.S. Treasury Obligations:
 5.50% 2003 /6/                                                              US$ 780          800
 6.25% 2003 /6/                                                              1,500            1,546
 6.50% 2005                                                                  1,200            1,275
 6.50% 2005                                                                  700              745
 6.875% 2006                                                                 1,000            1,079
 6.125% 2007 /6/                                                             1,345            1,413
 6.25% 2007 /6/                                                              1,095            1,157
 3.625% 2008 /4/                                                             296              304
 5.625% 2008 /6/                                                             1,300            1,332
 6.00% 2009 /6/                                                              1,500            1,560
 5.75% 2010 /6/                                                              2,050            2,094
 6.50% 2010                                                                  635              680
 7.50% 2016 /6/                                                              1,500            1,723
 6.125% 2027 /6/                                                             900              910
 3.625% 2028 /4/ /6/                                                         1,396            1,424
 5.25% 2028 /6/                                                              355              319
Russian Federation: /1/
 8.25% 2010                                                                  250              238
 5.00% 2030 /2/                                                              5,600            3,710
Fannie Mae:
 6.00% 2008 /6/                                                              1,000            1,021
 5.25% 2009 /6/                                                              1,700            1,654
 Series 2001-4, Class GA, 10.035% 2025 /1/  /2/                              161              180
 6.25% 2029 /6/                                                              1,100            1,056
Qwest Capital Funding, Inc.:
 5.875% 2004                                                                 200              173
 7.75% 2006                                                                  1,375            1,169
 7.00% 2009                                                                  100              81
 7.90% 2010                                                                  250              211
 7.25% 2011                                                                  885              717
Qwest Capital Corp. 8.875% 2012 /3/                                          400              394
Bulgaria (Republic of):/1/ /2/
 Past Due Interest, 2.813% 2011                                              1,107            972
 Front Loaded Interest Reduction Bond, 2.813% 2012                           1,750            1,576
PCCW-HKT Capital Ltd. 7.75% 2011 /3/                                         2,500            2,432
Young Broadcasting Inc.:
 Series B, 9.00% 2006                                                        250              252
 Series B, 8.75% 2007                                                        1,750            1,715
 10.00% 2011                                                                 250              260
Panama (Republic of):
 9.625% 2011 /6/                                                             1,000            1,037
 10.75% 2020                                                                 750              833
 8.875% 2027                                                                 325              310
Development Bank of Singapore Ltd.:/3/
 7.875% 2010 /6/                                                             1,250            1,340
 7.125% 2011                                                                 800              827
Crown Castle International Corp.:
 0%/10.625% 2007 /6/ /7/                                                     1,700            1,462
 0%/10.375% 2011 /7/                                                         450              263
 12.75% senior exchangeable preferred 2010 /8/  /9/                          582 shares       349
Skandinaviska Enskilda Banken AB 6.875% 2009 /6/                             US$ 2,000        2,018
Charter Communications Holdings, LLC 11.125% 2011 /6/                        2,000            2,015
Premier Parks Inc.:
 9.75% 2007                                                                  750              784
 0%/10.00% 2008 /7/                                                          750              711
Six Flags, Inc. 9.50% 2009                                                   500              520
Sprint Capital Corp.:
 7.125% 2006                                                                 750              721
 7.625% 2011                                                                 680              645
 8.75% 2032 /3/                                                              655              635
Capital One Financial Corp. 8.75% 2007                                       2,000            1,982
Household Finance Corp.:
 6.40% 2008 /6/                                                              1,500            1,466
 6.375% 2011                                                                 500              472
Dobson/Sygnet Communications Co. 12.25% 2008 /6/                             1,000            985
Dobson Communications Corp.:/8/ /9/
 12.25% senior exchangeable preferred 2008                                   563 shares       462
 13.00% senior exchangeable preferred 2009                                   569              489
Solectron Corp.:
 9.625% 2009                                                                 US$ 1,000        1,010
 0% LYON convertible notes 2020                                              1,000            559
 0% LYON convertible notes 2020                                              750              348
Pemex Project Funding Master Trust:
 Series A, 7.875% 2009 /3/                                                   1,350            1,370
 9.125% 2010                                                                 500              537
Allied Waste North America, Inc.:
 Series B, 8.875% 2008                                                       250              257
 10.00% 2009 /6/                                                             1,500            1,526
J.C. Penney Co., Inc.:
 7.05% 2005                                                                  500              477
 7.60% 2007                                                                  500              485
 6.875% 2015                                                                 500              400
 8.25% 2022 /1/                                                              500              415
Century Communications Corp. 0% 2003                                         1,000            880
Adelphia Communications Corp. 8.375% 2008                                    1,000            875
Ukraine Government 11.00% 2007 /1/                                           1,647            1,666
Cumulus Media Inc., Series A, 13.75% preferred                               1,403 shares     1,501
 2009 /6/ /8/ /9/
Aurora Foods Inc., Series B, 9.875% 2007 /6/                                 US$ 1,500        1,500
Salton/Maxim Housewares, Inc. 10.75% 2005 /6/                                1,500            1,489
Hard Rock Hotel, Inc., Series B, 9.25% 2005 /6/                              1,500            1,485
American Tower Corp. 9.375% 2009 /6/                                         2,000            1,480
Hanvit Bank 11.75% 2010 /2/ /6/                                              1,235            1,405
Ameristar Casinos, Inc. 10.75% 2009 /6/                                      1,250            1,378
Mission Energy Holding Co. 13.50% 2008                                       250              272
Edison Mission Energy 7.73% 2009 /6/                                         1,200            1,076
Sinclair Capital 11.625% preferred 2009 /6/                                  12,500 shares    1,315
Container Corp. of America 9.75% 2003                                        US$ 750          769
Stone Container Corp. 9.75% 2011                                             500              542
Riverwood International Corp. 10.875% 2008 /6/                               1,250            1,294
Clear Channel Communications, Inc. 7.65% 2010 /6/                            1,250            1,272
SpectraSite Holdings, Inc., Series B:
 0%/12.00% 2008 /7/                                                          2,000            580
 0%/12.875% 2010 /7/                                                         1,750            446
 10.75% 2010                                                                 250              121
 12.50% 2010                                                                 250              122
IBJ Preferred Capital Co. LLC, Series A, 8.79%                               200              153
 noncumulative preferred (undated) /2/ /3/
Fuji JGB Investment LLC, Series A, 9.87%                                     1,375            1,116
 noncumulative preferred (undated) /2/ /3/
Cinemark USA, Inc., Series B, 9.625% 2008                                    1,250            1,262
Rite Aid Corp.:
 7.125% 2007                                                                 50               36
 6.875% 2013                                                                 475              285
 7.70% 2027                                                                  475              287
 6.875% 2028 /3/                                                             1,075            645
SBA Communications Corp.:
 0%/12.00% 2008 /7/                                                          1,725            1,052
 10.25% 2009                                                                 250              174
Nextel Partners, Inc.:
 0%/14.00% 2009 /6/                                                          1,798            881
 12.50% 2009 /3/                                                             250              169
 11.00% 2010                                                                 250              160
Dominican Republic 9.50% 2006 /3/                                            1,100            1,162
Brazil (Federal Republic of):
 Bearer 8.00% 2014 /1/  /9/                                                  862              705
 11.00% 2040                                                                 550              455
Airplanes Pass Through Trust, Series C, Class 1,                             2,472            1,112
 8.15% 2019 /1/ /5/ /6/
British Telecommunications PLC:/2/
 8.375% 2010                                                                 500              541
 8.875% 2030                                                                 500              568
Hollywood Casino Corp. 11.25% 2007 /6/                                       1,000            1,106
Georgia-Pacific Corp. 7.50% 2006                                             1,125            1,103
TransWestern Publishing Co. LLC, Series F,                                   1,000            1,055
 9.625% 2007
Printpack, Inc. 10.625% 2006 /6/                                             1,000            1,050
Terex Corp. 9.25% 2011                                                       1,000            1,045
Tyco International Group SA 6.375% 2011                                      900              792
CIT Group Holdings 7.75% 2012                                                250              253
Litigation Settlement Monetized Fee Trust I,                                 1,000            1,040
 Series 2001-1A, Class A2, 10.98% 2031 /1/ /3/ /6/
Gray Communications Systems, Inc. 9.25% 2011 /3/                             1,000            1,035
Boyd Gaming Corp.:
 9.25% 2003                                                                  500              516
 9.50% 2007                                                                  500              516
Sun Media Corp.:
 9.50% 2007                                                                  500              515
 9.50% 2007                                                                  500              515
Sbarro, Inc. 11.00% 2009                                                     1,000            1,026
Koninklijke KPN NV:
 8.00% 2010                                                                  460              468
 8.375% 2030                                                                 550              557
AirGate PCS, Inc. 0%/13.50% 2009 /7/                                         1,500            1,013
Perkins Family Restaurants, LP, Perkins Finance                              1,000            1,006
 Corp., Series B, 10.125% 2007
Gemstone Investor Ltd. 7.71% 2004 /3/                                        500              499
Southern Natural Gas Co. 8.00% 2032                                          500              499
General Motors Acceptance Corp. 7.25% 2011 /6/                               1,000            997
HMH Properties, Inc., Series A, 7.875% 2005                                  1,000            993
Horizon PCS, Inc. 13.75% 2011 /3/                                            1,250            975
Eldorado Resorts LLC 10.50% 2006 /6/                                         1,000            970
Ford Motor Credit Co. 7.375% 2011                                            750              732
Ford Motor Company Capital Trust II 6.50%                                    4,100 shares     231
 cumulative convertible trust preferred 2032
Continental Airlines, Inc.:
 Series 1998-1, Class B, 6.748% 2017 /1/                                     US$ 403          339
 Series 2000-1, Class A1, 8.048% 2020 /1/                                    625              620
United Mexican States Government Eurobonds,                                  950              945
 Global 8.30% 2031
AES Corp. 9.50% 2009                                                         1,200            936
Micron Technology, Inc. 6.50% 2005 /3/                                       1,000            920
Owens-Illinois, Inc.:
 7.35% 2008                                                                  400              370
 7.50% 2010                                                                  600              549
Carmike Cinemas, Inc., Series B, 10.375% 2009                                1,000            915
Guatemala (Republic of) 10.25% 2011 /3/                                      750              842
Cricket Communications, Inc. 6.25% 2007 /2/                                  55               39
Leap Wireless International, Inc. 12.50% 2010 /6/                            1,250            800
Penton Media, Inc. 10.375% 2011                                              1,000            835
Argosy Gaming Co. 10.75% 2009                                                750              825
UCAR Finance Inc. 10.25% 2012 /3/                                            750              791
Levi Strauss & Co. 11.625% 2008                                              750              786
Deutsche Telekom International Finance BV 8.00% 2010                         750              781
DaimlerChrysler North America Holding Corp. 7.75% 2011                       750              777
France Telecom 8.25% 2011 /2/                                                750              766
Entravision Communications Corp. 8.125% 2009 /3/                             750              761
Turkey (Republic of) 11.875% 2030                                            750              761
Northwest Airlines, Inc. 9.875% 2007                                         750              746
KSL Recreation Group, Inc. 10.25% 2007                                       750              730
Williams Companies, Inc.:
 7.625% 2019                                                                 500              463
 8.75% 2032 /3/                                                              250              257
Hyundai Semiconductor America, Inc. 8.625% 2007 /3/                          1,000            690
Gillette Co. 4.00% 2005 /3/                                                  700              686
Key3Media Group, Inc. 11.25% 2011                                            750              683
Pegasus Aviation Lease Securitization, Series 2000-1,                        750              660
Class A2, 8.37% 2030 /1/  /3/
Gap, Inc. 8.80% 2008 /3/                                                     650              647
CFW Communications Co. 13.00% 2010                                           1,000            620
Centennial Cellular Corp. 10.75% 2008 /6/                                    1,250            563
Nortel Networks Ltd. 6.125% 2006                                             750              559
Columbia/HCA Healthcare Corp. 8.85% 2007                                     485              530
TELUS Corp. 8.00% 2011                                                       500              513
Structured Asset Securities Corp., Series 1998-RF2,                          478              511
 Class A, 8.528% 2027 /1/ /2/ /3/
Delta Air Lines, Inc., Series 2000-1, Class A2,                              500              511
 7.57% 2010
Univision Communications Inc. 7.85% 2011 /6/                                 500              511
TeleWest PLC 11.00% 2007                                                     1,000            510
Telemundo Holdings, Inc., Series D, 0%/11.50%                                500              506
 2008 /7/
Peru (Republic of):
 9.125% 2012 /3/                                                             300              297
 Past Due Interest Eurobond 4.50% 2017 /1/  /2/                              248              200
Motorola, Inc. 8.00% 2011                                                    500              494
L.A. Arena Funding, LLC, Series 1, Class A,                                  493              491
 7.656% 2026 /1/  /3/
Dillard's, Inc. 6.43% 2004                                                   500              489
AT&T Corp. 7.30% 2011 /3/                                                    500              483
Cingular Wireless 7.125% 2031 /3/                                            500              474
LSI Logic Corp. 4.00% convertible subordinated                               420              361
 notes 2005
State of Qatar 9.75% 2030 /3/                                                250              289
MGM Mirage Inc. 8.50% 2010                                                   250              262
American Airlines Inc., Series 2001-2, Class A2,                             250              257
 7.858% 2011 /3/
CenturyTel, Inc., Series H, 8.375% 2010                                      250              256
Bowater Canada Finance Corp. 7.95% 2011                                      250              254
Telstra Corp. Ltd. 6.375% 2012                                               250              249
J.P. Morgan Chase & Co. 5.35% 2007                                           250              244
Hollinger Participation Trust 12.125%                                        250              241
 2010 /2/ /3/ /9/
PDVSA Finance Ltd., Series 1998-1, Class 1B,                                 250              223
 6.65% 2006 /1/
Government National Mortgage Assn.: /1/
 8.50% 2021                                                                  142              153
 6.50% 2029                                                                  70               70
Royal Caribbean Cruises Ltd. 7.00% 2007                                      250              219
Vitesse Semiconductor Corp. 4.00% convertible                                280              218
 subordinated debentures 2005
Standard Chartered Bank 8.00% 2031 /3/                                       215              217
TriQuint Semiconductor, Inc. 4.00% convertible                               280              215
 subordinated notes 2007
AT&T Wireless Services, Inc. 7.875% 2011                                     200              204
Tokai Preferred Capital Co. LLC, Series A,                                   250              202
 9.98%/11.091% noncumulative preferred
 (undated) /2/ /3/ /7/
Waste Management, Inc. 7.375% 2010                                           200              198
Argentina (Republic of):
 11.75% 2009                                                                 500              125
 12.25% 2018 /1/ /9/                                                         212              44
 12.00% 2031 /1/ /9/                                                         11               2
Saks Inc. 7.375% 2019                                                        150              122
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                           100              105
Kaiser Aluminum & Chemical Corp. 12.75% 2003 /10/                            375              79
Williams Communications Group, Inc. 11.70% 2008                              425              64
                                                                                              149,675

Total bonds and notes (cost: $431,156,000)                                                    371,325

Equity-related securities
Warrants - 0%
NTELOS, Inc., warrants, expire 2010 /5//8/                                   1,000 shares
GT Group Telecom Inc., warrants,                                             1,000            2
 expire 2010 /3/ /5/ /8/
Total equity-related securities (cost: $54,000)                                               2


                                                                             Principal        Market
                                                                             amount           value
Short-term securities                                                        (000)            (000)

Corporate short-term notes  -  1.91%
Motiva Enterprises LLC  1.81% due 4/01/2002                                  US$ 5,400        $ 5,399
UBS Finance (Delaware) Inc. 1.85% due 4/01/2002 /6/                          2,000            2,000
Total short-term securities (cost: $7,399,000)                                                7,399


Total investment securities (cost: $438,609,000)                                              378,726
Excess of cash and receivables over payables                                                  7,636

Net assets                                                                                    $386,362

/1/ Pass-through securities backed by a pool of
mortgages or other loans on which principal payments
are periodically made.   Therefore, the effective
maturities are shorter than the stated maturities.
/2/ Coupon rate may change periodically.
/3/ Purchased in a private placement transaction;
resale may be limited to qualified
institutional buyers; resale to the public
may require registration.
/4/ Index-linked bond whose principal amount moves
with a government retail price index.
/5/ Valued under procedures established by the Board
of Directors.
/6/ This security has been segregated to cover
funding requirements on investment
transactions settling in the future.
/7/ Step bond; coupon rate will increase at a
later date.
/8/ Non-income-producing security.
/9/ Payment in kind; the issuer has the option of
paying additional securities in lieu of cash.
/10/ Company not making interest payments;
bankruptcy proceedings pending.


See Notes to Financial Statements

Capital World Bond Fund
Financial statements
                                                                                          unaudited
Statement of assets and liabilities
at March 31, 2002                                                     (dollars and        (dollars and
                                                                      shares in           shares in
                                                                      thousands,          thousands,
                                                                      except per          except per
                                                                      share amounts)      share amounts)

Assets:
 Investment securities at market
  (cost: $438,609)                                                                        $378,726
 Cash                                                                                     386
 Receivables for:
  Sales of investments                                                $2,020
  Sales of fund's shares                                              914
  Open forward currency contracts                                     287
  Closed forward currency contracts                                   271
  Dividends and interest                                              8,391               11,883
                                                                                          390,995
Liabilities:
 Payables for:
  Purchases of investments                                            2,704
  Repurchases of fund's shares                                        795
  Open forward currency contracts                                     660
  Closed forward currency contracts                                   117
  Investment advisory services                                        188
  Services provided by affiliates                                     125
  Deferred Directors' compensation                                    35
  Other fees and expenses                                             9                   4,633
Net assets at March 31, 2002                                                              $386,362

Net assets consist of:
 Capital paid in on shares of                                                             $449,998
 capital stock
 Undistributed net investment income                                                      6,366
 Accumulated net realized loss                                                            (9,669)
 Net unrealized depreciation                                                              (60,333)
Net assets at March 31, 2002                                                              $386,362

Total authorized capital stock -
 200,000 shares,
 $.001 par value
                                                                      Shares              Net asset value
                                                         Net assets   outstanding         per share/1/
Class A                                                  $370,798     25,721              $14.42
Class B                                                  6,375        444                 14.37
Class C                                                  2,973        207                 14.33
Class F                                                  5,898        410                 14.37
Class 529-A                                              210          15                  14.41
Class 529-B                                              47           3                   14.41
Class 529-C                                              61           4                   14.41
/1/ Maximum offering price and
 redemption price per share are equal
 to the net asset value per share for
all share classes, except for Class A
 and Class 529-A, for which the
maximum offering price per share is
$14.98 and $14.97, respectively.



Statement of operations
for the six months ended March 31, 2002
Investment income:                                                                        unaudited
 Income:                                                              (dollars in         (dollars in
                                                                       thousands)          thousands)
  Interest                                                            $12,590
  Dividends                                                           87                  $12,677

 Fees and expenses:
  Investment advisory services                                        1,129
  Distribution services                                               505
  Transfer agent services                                             242
  Administrative services                                             7
  Reports to shareholders                                             70
  Registration statement and prospectus                               53
  Postage, stationery and supplies                                    37
  Directors' compensation                                             10
  Auditing and legal                                                  52
  Custodian                                                           57
  State and local taxes                                               11                  2,173
 Net investment income                                                                    10,504

Net realized loss and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                         (3,901)
  Non-U.S. currency transactions                                      (472)               (4,373)
 Net unrealized (depreciation)
 appreciation on:
  Investments                                                         (5,490)
  Non-U.S. currency translations                                      12                  (5,478)
   Net realized loss and
    unrealized depreciation
    on investments and non-U.S.                                                           (9,851)
    currency
 Net increase in net assets resulting
  from operations                                                                         $653





Statement of changes in net assets                                    (dollars in         (dollars in
                                                                       thousands)          thousands)
                                                                      Six months          Year ended
                                                                      ended March 31,     September 30,
                                                                      2002*               2001
Operations:
 Net investment income                                                $10,504             $22,079
 Net realized loss on investments and
  non-U.S. currency transactions                                      (4,373)             (13,888)
 Net unrealized (depreciation)
 appreciation on investments
 and non-U.S. currency translations                                   (5,478)             16,127
  Net increase in net assets
   resulting from operations                                          653                 24,318

Dividends paid to shareholders from                                   (6,508)             (11,139)
 net investment income

Capital share transactions                                            (15,888)            (22,832)

Total decrease in net assets                                          (21,743)            (9,653)

Net assets:
 Beginning of period                                                  408,105             417,758
 End of period (including
  undistributed
  net investment income: $6,366 and $2,370,
  respectively)                                                       $386,362            $408,105

*Unaudited

See Notes to Financial Statements

Notes to financial statements      UNAUDITED

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in investment grade fixed-income securities issued by major governments and corporations all over the world. The fund may also invest in lower quality, higher yielding debt securities.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan
share classes (Classes 529-A,    529-B, 529-C, 529-E and 529-F) are sponsored
by the Commonwealth of Virginia and can be utilized to save for college education. The fund's share classes are described below:

SHARE CLASS                  INITIAL SALES        CONTINGENT DEFERRED SALES      CONVERSION FEATURE
                             CHARGE               CHARGE UPON REDEMPTION

Class A and Class 529-A      Up to 3.75%          None                           None

Class B and Class 529-B      None                 Declines from 5% to zero       Class B and Class 529-B
                                                  for redemptions within         convert to Class A and
                                                  six years of purchase          Class 529-A,
                                                                                 respectively, after
                                                                                 eight years

Class C                      None                 1% for redemptions within      Class C converts to
                                                  one year of purchase           Class F after 10 years

Class 529-C                  None                 1% for redemptions within      None
                                                  one year of purchase

Class 529-E/*/               None                 None                           None

Class F and Class 529-F/*/   None                 None                           None


/*/ As of March 31, 2002, there were no Class 529-E or Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS
The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of March 31, 2002, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $438,609,000.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              (dollars in thousands)

Undistributed net investment income and currency              $860
gains

Accumulated short-term losses                                 (1474)

Accumulated long-term losses                                  (2626)

Unrealized appreciation                                       7,473

Unrealized depreciation                                       (67,356)


Accumulated short term losses above include capital loss carryforwards of $716,000 and $1,694,000 expiring in 2008 and 2009, respectively. The capital loss carryforward will be used to offset capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid was as follows (dollars in thousands):

Six months ended March 31, 2002
                                                Distributions                   Distributions
                                                from                            from
                                                ordinary income                 ordinary income
                                                Net investment income           Short-term
                                                and currency gains              capital gains
Class A                                         $ 6,342                          -
Class B                                         67                               -
Class C                                         27                               -
Class F                                         71                               -
Class 529-A /1/                                 1                                -
Class 529-B /1/                                 - *                              -
Class 529-C /1/                                 - *                              -
Class 529-E/1/                                                      -            0
Class 529-F/1/                                                      -            0
Total                                           $ 6,508                          -





Six months ended March 31, 2002
                                                                                Total
                                                Distributions from              distributions
                                                long-term capital gains         paid
Class A                                         -                               $ 6,342
Class B                                         -                               67
Class C                                         -                               27
Class F                                         -                               71
Class 529-A /1/                                  -                              1
Class 529-A /1/                                 -                               -
Class 529-B /1/                                 - *                             -
Class 529-C /1/                                 - *                             -
Total                                           -                               $ 6,508







Year ended September 30, 2001
                                                Distributions                   Distributions
                                                from                            from
                                                ordinary income                 ordinary income
                                                Net investment income           Short-term
                                                and currency gains              capital gains
Class A                                         $11,089                          -
Class B                                         40                               -
Class C /2/                                     1                                -
Class F /2/                                     9                                -
Total                                           $11,139                          -



Year ended September 30, 2001
                                                                                Total
                                                Distributions from              distributions
                                                long-term capital gains         paid
Class A                                         -                               $11,089
Class B                                         -                               40
Class C /2/                                     -                               1
Class F /2/                                     -                               9
Total                                           -                               $11,139




* Amount less than 1,000.
/1/ Class 529-A, Class 529-B and
Class 529-C shares were not offered
before February 15, 2002.
/2/ Class C and Class F shares were
not offered before March 15, 2001.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, [and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.65% on the first $500 million of daily net assets and decreasing to 0.50% on such assets in excess of $1 billion. For the six months ended March 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.570% of average daily net assets. Effective September 1, 2001, CRMC voluntarily reduced investment advisory fees to 0.57% of the first $1 billion of daily net assets and 0.50% of such assets in excess of $1 billion. As a result, fees were reduced by $158,000 for the six months ended March 31, 2002.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; 0.75% for Class 529-E shares; and up to 0.50% for Class F and Class 529-F shares. In some cases, the Board of Directors approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Directors has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.30% of such assets. As of March 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $1,000 for Class 529-A.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F- Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended March 31, 2002, were as follows (dollars in thousands):


FUND SHARE CLASSES               DISTRIBUTION          TRANSFER AGENT         ADMINISTRATIVE SERVICES
                                 SERVICES              SERVICES

Class A                          $461                  $238                   Not applicable

Class B                           27                    4                     Not applicable

Class C                           12                   Not applicable         $2

Class F                           5                    Not applicable          5

Class 529-A                       - *                  Not applicable          - *

Class 529-B                        - *                 Not applicable          - *

Class 529-C                       - *                  Not applicable          - *


*Amount less than 1,000.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended
 March 31, 2002


                                                 Sales                 Sales
                                                 Amount                Shares
Class A                                          $27,331               1,873
Class B                                          2,296                 158
Class C                                          1,560                 107
Class F                                          4,952                 340
Class 529-A /1/                                  210                   15
Class 529-B /1/                                  48                    3
Class 529-C /1/                                  61                    4
Total net increase
(decrease) in fund                               $36,458               2,500




                                                 Reinvestments of      Reinvestments of
                                                 dividends and         dividends and
                                                 distributions         distributions
                                                 Amount                Shares
Class A                                          $5,552                381
Class B                                          57                    4
Class C                                          26                    2
Class F                                          57                    4
Class 529-A /1/                                  1                     - *
Class 529-B /1/                                  - *                   - *
Class 529-C /1/                                  - *                   - *
Total net increase
(decrease) in fund                               $5,693                391





                                                 Repurchases           Repurchases
                                                 Amount                Shares
Class A                                          $(54,981)             (3,768)
Class B                                          (307)                 (21)
Class C                                          (259)                 (18)
Class F                                          (2,492)               (171)
Class 529-A /1/                                  -                     -
Class 529-B /1/                                  -                     -
Class 529-C /1/                                  - *                   - *
Total net increase
(decrease) in fund                               $(58,039)             (3,978)





                                                 Net (decrease)        Net (decrease)
                                                 increase              increase
                                                 Amount                Shares
Class A                                          $(22,098)             (1,514)
Class B                                          2,046                 141
Class C                                          1,327                 91
Class F                                          2,517                 173
Class 529-A /1/                                  211                   15
Class 529-B /1/                                  48                    3
Class 529-C /1/                                  61                    4
Total net increase
(decrease) in fund                               $(15,888)             (1,087)




Year ended
September 30, 2001




                                                 Sales                 Sales
                                                 Amount                Shares
Class A                                          $70,607               4,892
Class B                                          3400                  236
Class C /2/                                      1862                  129
Class F /2/                                      3511                  243
Total net increase
(decrease) in fund                               $79,380               5,500




                                                 Reinvestments of      Reinvestments of
                                                 dividends and         dividends and
                                                 distributions         distributions
                                                 Amount                Shares
Class A                                          $9,756                686
Class B                                          35                    2
Class C /2/                                      1                     *
Class F /2/                                      8                     1
Total net increase
(decrease) in fund                               $9,800                689






                                                 Repurchases           Repurchases
                                                 Amount                Shares
Class A                                          $(111,323)            (7,753)
Class B                                          (414)                 (29)
Class C /2/                                      (185)                 (13)
Class F /2/                                      (90)                  (6)
Total net increase
(decrease) in fund                               $(112,012)            (7,801)





                                                 Net (decrease)        Net (decrease)
                                                 increase              increase
                                                 Amount                Shares
Class A                                          $(30,960)             (2,175)
Class B                                          3021                  209
Class C /2/                                      1678                  116
Class F /2/                                      3429                  238
Total net increase
(decrease) in fund                               $(22,832)             (1,612)


* Amount less than 1,000.
 /1/ Class 529-A, Class 529-B
and Class 529-C shares were not
offered before February 15, 2002.
 /2/ Class C and Class F shares were
not offered before March 15, 2001.


6. FORWARD CURRENCY CONTRACTS
As of March 31, 2002, the fund had outstanding forward currency contracts to purchase or sell non-U.S. currencies as follows:

Non-U.S.                                     Contract Amount              Contract Amount

Currency                                     -------------------          -------------
Contracts
                                             Non-U.S.                     U.S.

--------------------------                   ---------------------        -----------------
Purchases:
 Australian Dollars
expiring 5/21 to 7/3/2002                     A$5,332,530                 $2,778,448

 Canadian Dollars
expiring 5/8 to 5/21/2002                     C$4,447,822                 2,795,434

 Euros
expiring 6/14 to 8/22/2002                    Euro 5,088,004              4,450,408

 Japanese Yen
expiring 4/30 to 6/20/2002                   Yen 1,034,497,253            7,842,755

 Swedish Kronor
expiring 4/11 to 5/15/2002                   SKr52,253,400                4,984,447
                                                                          -------------------
                                                                          22,851,492
                                                                          -------------------
Sales:

 Australian Dollars
expiring 4/15/2002                            A$4,155,000                 2,154,368

 Danish Kroner
expiring 10/3/2002                            DKr55,000,000               6,423,733

 Euros
expiring 4/11 to 6/27/2002                    Euro 22,189,523             19,315,175

 Norwegian Kroner
expiring 7/31/2002                            NOK14,000,000               1,517,966

 New Zealand Dollars
expiring 4/15 to 7/3/2002                     NZ$19,393,000               8,170,849
                                                                          -------------------
                                                                          37,582,091
                                                                          -------------------

Forward currency contracts - net






Non-U.S.                                     U.S. Valuations at           U.S. Valuations at
                                              March 31, 2002               March 31, 2002
Currency                                     -------------------          -------------
Contracts                                                                 Unrealized
                                             Amount                       Appreciation
                                                                          (Depreciation)
--------------------------                   -----------------            -------------------
Purchases:
 Australian Dollars
expiring 5/21 to 7/3/2002                    $2,833,537                   $55,089

 Canadian Dollars
expiring 5/8 to 5/21/2002                    2,790,029                    (5,405)

 Euros
expiring 6/14 to 8/22/2002                   4,415,416                    (34,992)

 Japanese Yen
expiring 4/30 to 6/20/2002                   7,818,919                    (23,836)

 Swedish Kronor
expiring 4/11 to 5/15/2002                   5,029,738                    45,291
                                             -------------------          -------------------
                                             22,887,639                   36,147
                                             -------------------          -------------------
Sales:

 Australian Dollars
expiring 4/15/2002                           2,215,584                    (61,216)

 Danish Kroner
expiring 10/3/2002                           6,398,933                    24,800

 Euros
expiring 4/11 to 6/27/2002                   19,300,862                   14,313

 Norwegian Kroner
expiring 7/31/2002                           1,559,244                    (41,278)

 New Zealand Dollars
expiring 4/15 to 7/3/2002                    8,516,853                    (346,004)
                                             -------------------          -------------------
                                             37,991,476                   (409,385)
                                             -------------------          -------------------

Forward currency contracts - net                                          $(373,238)
                                                                          ================

 7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2002, the total value of restricted securities was $24,409,000 which represents 6.32% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $115,232,000 and $117,026,000, respectively, during the six months ended March 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2002, the custodian fee of $57,000 includes $2,000 that was offset by this reduction rather than paid in cash.

Financial Highlights



                                                      Income            Income           Income
                                                      from              from             from
                                                      investment        investment       investment
                                                      operations        operations       operations
                                                                                         Net
                                                      Net asset                          (losses)gains
                                                      value,            Net              on securities
                                                      beginning         investment       (both realized
                                                      of period         income /3/       and unrealized)/3/
Class A:
 Six months ended 3/31/2002 /2/                        $      14.63     $.39             $(.36)
 Year ended 9/30/2001                                  14.16            .79              .07
 Year ended 9/30/2000                                  15.41            .68              (1.26)
 Year ended 9/30/1999                                  16.32            .84              (.88)
 Year ended 9/30/1998                                  16.40            .43              .57
 Year ended 9/30/1997                                  16.86            .88              (.16)
Class B:
 Six months ended 3/31/2002 /2/                        14.59            .33              (.37)
 Year ended 9/30/2001                                  14.12            .71              .04
 Period from 3/15/2000 to 9/30/2000                    14.74            .28              (.63)
Class C:
 Six months ended 3/31/2002 /2/                        14.54            .33              (.37)
 Period from 3/15/2001 to 9/30/2001                    14.50            .42              (.34)
Class F:
 Six months ended 3/31/2002 /2/                        14.59            .38              (.37)
 Period from 3/16/2001 to 9/30/2001                    14.44            .49              (.26)
Class 529-A:
 Period from 2/15/2002 to 3/31/2002 /2/                14.48            .09              (.08)
Class 529-B:
 Period from 2/25/2002 to 3/31/2002 /2/                14.42            .07              - /4/
Class 529-C:
 Period from 2/28/2002 to 3/31/2002 /2/                14.43            .06              - /4/






                                                      Income
                                                      from              Dividends        Dividends
                                                      investment        and              and
                                                      operations        distributions    distributions

                                                                        Dividends
                                                      Total from        (from net        Distributions
                                                      investment        investment       (from capital
                                                      operations        income)          gains)
Class A:
 Six months ended 3/31/2002 /2/                       $.03              $(.24)           $ -
 Year ended 9/30/2001                                 .86               (.39)            -
 Year ended 9/30/2000                                 (.58)             (.60)            (.07)
 Year ended 9/30/1999                                 (.04)             (.55)            (.32)
 Year ended 9/30/1998                                 1.00              (.80)            (.28)
 Year ended 9/30/1997                                 .72               (.95)            -
Class B:
 Six months ended 3/31/2002 /2/                       (.04)             (.18)            -
 Year ended 9/30/2001                                 .75               (.28)            -
 Period from 3/15/2000 to 9/30/2000                   (.35)             (.27)            -
Class C:
 Six months ended 3/31/2002 /2/                       (.04)             (.17)            -
 Period from 3/15/2001 to 9/30/2001                   .08               (.04)            -
Class F:
 Six months ended 3/31/2002 /2/                       .01               (.23)            -
 Period from 3/16/2001 to 9/30/2001                   .23               (.08)            -
Class 529-A:
 Period from 2/15/2002 to 3/31/2002 /2/               .01               (.08)            -
Class 529-B:
 Period from 2/25/2002 to 3/31/2002 /2/               .07               (.08)            -
Class 529-C:
 Period from 2/28/2002 to 3/31/2002 /2/               .06               (.08)            -




                                                      Dividends         Dividends
                                                      and               and
                                                      distributions     distributions


                                                      Distributions                      Net asset
                                                      (from currency    Total            value,end
                                                      gains)            distributions    of period
Class A:
 Six months ended 3/31/2002 /2/                       $ -               $(.24)            $          14.42
 Year ended 9/30/2001                                 -                 (.39)            14.63
 Year ended 9/30/2000                                 -                 (.67)            14.16
 Year ended 9/30/1999                                 -                 (.87)            15.41
 Year ended 9/30/1998                                 -                 (1.08)           16.32
 Year ended 9/30/1997                                 (.23)             (1.18)           16.40
Class B:
 Six months ended 3/31/2002 /2/                       -                 (.18)            14.37
 Year ended 9/30/2001                                 -                 (.28)            14.59
 Period from 3/15/2000 to 9/30/2000                   -                 (.27)            14.12
Class C:
 Six months ended 3/31/2002 /2/                       -                 (.17)            14.33
 Period from 3/15/2001 to 9/30/2001                   -                 (.04)            14.54
Class F:
 Six months ended 3/31/2002 /2/                       -                 (.23)            14.37
 Period from 3/16/2001 to 9/30/2001                   -                 (.08)            14.59
Class 529-A:
 Period from 2/15/2002 to 3/31/2002 /2/               -                 (.08)            14.41
Class 529-B:
 Period from 2/25/2002 to 3/31/2002 /2/               -                 (.08)            14.41
Class 529-C:
 Period from 2/28/2002 to 3/31/2002 /2/               -                 (.08)            14.41










                                                                        Net assets,
                                                      Total             end of period
                                                      return/5/         (in millions)
Class A:
 Six months ended 3/31/2002 /2/                       .20%              $371
 Year ended 9/30/2001                                 6.18              399
 Year ended 9/30/2000                                 (3.89)            416
 Year ended 9/30/1999                                 (.32)             554
 Year ended 9/30/1998                                 6.42              645
 Year ended 9/30/1997                                 4.38              758
Class B:
 Six months ended 3/31/2002 /2/                       (.26)             6
 Year ended 9/30/2001                                 5.35              4
 Period from 3/15/2000 to 9/30/2000                   (2.34)            1
Class C:
 Six months ended 3/31/2002 /2/                       (.27)             3
 Period from 3/15/2001 to 9/30/2001                   .58               2
Class F:
 Six months ended 3/31/2002 /2/                       .09               6
 Period from 3/16/2001 to 9/30/2001                   1.60              3
Class 529-A:
 Period from 2/15/2002 to 3/31/2002 /2/               .08               - /6/
Class 529-B:
 Period from 2/25/2002 to 3/31/2002 /2/               .45               - /6/
Class 529-C:
 Period from 2/28/2002 to 3/31/2002 /2/               .41               - /6/





                                                      Ratio of          Ratio of
                                                      expenses          net income
                                                      to average        to average
                                                      net assets        net assets
Class A:
 Six months ended 3/31/2002 /2/                       1.08%/7/          5.32%/7/
 Year ended 9/30/2001                                          1.12             5.46
 Year ended 9/30/2000                                          1.12             4.66
 Year ended 9/30/1999                                          1.08             4.66
 Year ended 9/30/1998                                          1.06             5.15
 Year ended 9/30/1997                                          1.07             5.21
Class B:
 Six months ended 3/31/2002 /2/                        1.87 /7/          4.56 /7/
 Year ended 9/30/2001                                  1.85 /7/                 4.92
 Period from 3/15/2000 to 9/30/2000                    1.81 /7/          3.99 /7/
Class C:
 Six months ended 3/31/2002 /2/                        1.90 /7/          4.54 /7/
 Period from 3/15/2001 to 9/30/2001                    1.98 /7/          5.34 /7/
Class F:
 Six months ended 3/31/2002 /2/                        1.20 /7/          5.26 /7/
 Period from 3/16/2001 to 9/30/2001                    1.20 /7/          6.30 /7/
Class 529-A:
 Period from 2/15/2002 to 3/31/2002 /2/               .16               .66
Class 529-B:
 Period from 2/25/2002 to 3/31/2002 /2/               .19               .45
Class 529-C:
 Period from 2/28/2002 to 3/31/2002 /2/               .17               .40


Supplemental data - all classes


                                                      Six months
                                                      ended             Year ended       Year ended
                                                      March 31,         September 30,    September 30,
                                                      2002              2001             2000
Portfolio turnover rate                               30%               61%              52%




Supplemental data - all classes



                                                      Year ended        Year ended       Year ended
                                                      September 30,     September 30,    September 30,
                                                      1999              1998             1997
Portfolio turnover rate                               129%              101%             79%


/1/ Based on operations for the period
 shown (unless otherwise noted) and,
 accordingly, may not be representative
 of a full year.
/2/ Unaudited.
/3/ Years ended 1999, 1998 and 1997 are
 based on shares outstanding on the last
 day of the year; all other periods are
 based on average shares outstanding.
/4/ Amount less than 1 cent.
/5/ Total returns exclude all sales
 charges, including contingent deferred
 sales charges.
/6/ Amount less than 1 million.
/7/ Annualized.

OTHER SHARE CLASS RESULTS unaudited
Class B, Class C, Class F and Class 529

RETURNS FOR PERIODS ENDED MARCH 31, 2002:                                ONE YEAR       LIFE OF CLASS

CLASS B SHARES

  Reflecting applicable contingent deferred sales charge                 -2.44%         -0.63%(1)
  (CDSC), maximum of 5%, payable only if shares are sold
  within six years of purchase

  Not reflecting CDSC                                                    +2.56          +1.27(1)

CLASS C SHARES

  Reflecting CDSC, maximum of 1%, payable only if shares are             +1.07          +0.30/2/
  sold within one year of purchase

  Not reflecting CDSC                                                    +2.07          +0.30(2)

CLASS F SHARES

  Not reflecting annual asset-based fee charged by sponsoring            +2.98          +1.62(3)
  firm

CLASS 529 SHARES

  Results for these shares are not shown because of the brief time between their introduction on February 15, 2002, and the end of the period.


(1) Average annual compound return from March 15, 2000, when Class B shares were first sold.
(2) Average annual compound return from March 15, 2001, when Class C shares were first sold.
(3) Average annual compound return from March 16, 2001, when Class F shares were first sold.


[logo - American Funds(SM)]

The right choice for the long term(SM)

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in Capital World Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.73% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.12% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Capital World Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


The Capital Group Companies
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. WBF-013-0502
Litho in USA WG/INS/5636
Printed on recycled paper